UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Schedule of Investments    |    November 30, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 47.7%
Commercial Loans — 36.5%
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	$1,854,024	$1,854,024	$1,946,725
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,332,493	1,332,493	1,116,343
Integrity Plaza Shopping Center, Albuquerque, NM,7.88%, 7/1/12	6/11/02	1,808,823	1,808,823	1,826,916
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17¶	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15	2/28/06	1,606,379	1,606,379	1,211,346
Naples Boat Club, Naples, FL, 6.43%, 1/1/17	12/28/06	1,560,820	1,560,820	1,638,861
Palace Court, Santa Fe, NM, 5.38%, 1/1/13 ¶	10/2/06	1,858,913	1,858,913	1,265,134
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13	8/3/06	1,893,355	1,893,355	1,913,125
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,321,193	1,321,193	1,325,619
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,715,575	1,715,575	1,801,353
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¿	12/20/07	3,193,878	3,193,878	1,778,990
			21,395,453	19,156,912
Multifamily Loans — 10.5%
Forest Club Apartments, Dallas, TX, 11.88%, 4/1/12 ¶	4/19/06	1,720,000	1,720,000	1,480,866
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 §	6/3/04	1,108,093	1,108,093	1,054,011
Spring Creek Gardens, Plano, TX, 5.63%, 8/1/15	12/22/05	2,062,880	2,060,597	2,062,880
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/12	2/21/03	784,224	784,224	784,224
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/12	2/21/03	149,144	149,144	138,976
			5,822,058	5,520,957
Single Family Loans — 0.7%
American Portfolio, 1 loan, California, 3.00%, 1/1/17	7/18/95	13,598	12,953	13,490
Anivan, 1 loan, Maryland, 2.88%, 10/1/15	6/14/96	45,260	45,553	45,423
Bank of New Mexico, 1 loan, New Mexico, 3.75%, 2/1/18	5/31/96	24,205	24,205	24,711
Bluebonnet Savings & Loan, 4 loans, Texas, 3.41%, 12/8/14	5/22/92	44,657	44,657	44,715
Fairbanks, 1 loan, Utah, 4.13%, 11/1/18	5/21/92	14,106	11,973	14,530
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.52%, 2/7/18	2/26/92	97,238	92,787	100,155
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	35,108	33,352	36,161
Nomura III, 2 loans, California & New York, 4.55%, 12/29/18	9/29/95	43,962	39,739	45,202
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	23,181	19,000	23,877
			324,219	348,264
Total Whole Loans			27,541,730	25,026,133
Corporate Note ¥ ¶ — 6.9%
Fixed Rate — 6.9%
Stratus Properties V, 8.75%, 12/31/14	6/1/07	3,500,000	3,500,000	3,605,000
U.S. Government Agency Mortgage-Backed Securities — 14.8%
Fixed Rate — 14.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		211,829	215,072	229,350
9.00%, 7/1/30, #C40149		55,559	56,657	65,752
5.00%, 5/1/39, #G05430 a		1,093,164	1,120,278	1,170,443
Federal National Mortgage Association,
6.00%, 10/1/16, #610761a		87,730	88,468	95,055
5.00%, 7/1/18, #724954 a		697,197	696,708	752,793
6.50%, 6/1/29, #252497 a		70,450	70,100	80,061
7.50%, 3/1/30, #495694		34,989	34,567	39,453
7.50%, 5/1/30, #535289 a		19,395	18,911	22,699
8.00%, 5/1/30, #538266 a		7,043	6,978	8,269
6.00%, 5/1/31, #535909 a		123,841	124,369	137,506

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶
6.50%, 11/1/31, #613339 a	$78,473	$79,783	$88,786
5.50%, 7/1/33, #720735 a	976,870	967,902	1,066,314
5.00%, 7/1/39, #935588 a	536,036	548,078	576,586
4.00%, 12/1/40, #AB1959 a	1,161,021	1,157,762	1,211,090
4.00%, 12/1/40, #MA0583 a	890,659	900,685	929,068
4.00%, 1/1/41, #MA0614 a	1,214,436	1,202,096	1,266,808

Total U.S. Government Agency Mortgage-Backed Securities		7,288,414	7,740,033

Commercial Mortgage-Backed Securities ¶ — 29.6%
Other — 29.6%
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 Δ a	1,200,000	993,377	1,326,529
5.69%, 6/11/50, Series 2007-PW17, Class A4 a	1,985,000	1,779,804	2,141,533
5.74%, 9/11/42, Series 2007-T28, Class A4	1,200,000	953,279	1,346,490
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.23%, 7/15/44, Series 2005-CD1, Class A4 Δ	2,357,000	1,562,724	2,591,090
5.89%, 11/15/44, Series 2007-CD5,Class A4 Δ	1,550,000	1,453,017	1,681,064
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,072,319	3,118,883
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 Δ a	1,875,000	1,414,717	2,040,913
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.64%, 6/11/42 Δ	1,160,000	947,899	1,304,483

Total Commercial Mortgage-Backed Securities		11,177,136	15,550,985

Preferred Stocks — 34.2%
Real Estate Investment Trusts — 34.2%
BRE Properties, Series D ☒	2,400	47,688	60,825
Developers Diversified Realty, Series H ☒	12,060	247,230	294,867
Developers Diversified Realty, Series I ☒	1,950	40,658	47,541
Digital Realty, Series E	24,000	600,000	610,080
Duke Realty, Series J ☒	2,100	52,246	51,319
Duke Realty, Series L ☒	8,750	167,300	211,575
Duke Realty, Series M ☒	26,120	532,400	658,224
Duke Realty, Series O ☒	20,300	479,080	528,003
Equity Residential Properties, Series K ☒	10,000	557,500	656,250
Equity Residential Properties, Series N ☒	28,800	557,520	727,488
Health Care Properties, Series E ☒	19,000	470,630	482,600
Health Care Properties, Series F	14,000	343,700	353,063
Kimco Realty, Series G ☒	50,700	1,320,735	1,302,483
National Retail Properties, Series C ☒	25,000	527,500	625,782
ProLogis, Series L ☒	35,060	801,940	839,249
ProLogis, Series M ☒	5,600	139,850	134,344
ProLogis, Series R ☒	26,975	636,199	663,585
ProLogis, Series S ☒	3,800	79,800	92,226
PS Business Parks, Series H ☒	22,060	389,700	553,022
PS Business Parks, Series I ☒	4,240	83,401	107,060
PS Business Parks, Series M ☒	12,060	248,436	305,269
PS Business Parks, Series P ☒	3,750	71,887	93,525
PS Business Parks, Series R ☒	9,500	234,175	244,245
Public Storage, Series A ☒	6,000	144,291	152,400
Public Storage, Series C ☒	5,000	100,000	126,895
Public Storage, Series E ☒	14,200	263,000	361,518
Public Storage, Series F ☒	9,300	231,105	235,467
Public Storage, Series X ☒	3,000	74,330	76,050
Public Storage, Series Z ☒	11,500	282,309	290,939
Realty Income, Series D ☒	20,500	546,185	536,895
Realty Income, Series E ☒	37,060	714,246	939,241
Regency Centers, Series C ☒	22,060	482,737	556,794

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶
Regency Centers, Series D	10,000	$249,000	$249,900
Regency Centers, Series E ☒	24,060	483,600	595,220
Simon Property Group, Series J ☒	11,000	511,500	759,000
UDR, Series G	41,500	995,450	1,050,469
Vornado Realty, Series E ☒	4,800	121,338	122,400
Vornado Realty, Series F	20,000	503,000	505,000
Vornado Realty, Series G ☒	30,000	483,000	753,870
Weingarten Realty Investors, Series D	16,000	394,080	386,880
Weingarten Realty Investors, Series F ☒	25,500	608,175	617,100

Total Preferred Stocks		15,816,921	17,958,663

Total Unaffiliated Investments		65,324,201	69,880,814

Short-Term Investment — 0.8%
First American Prime Obligations Fund, Class Z, 0.04% W	399,157	399,157	399,157

Total Investments ▲ — 134.0%		$65,723,358	$70,279,971

Other Assets and Liabilities, Net — (34.0)%			(17,845,685)

Total Net Assets — 100.0%			$52,434,286

¶	The fund’s investments in whole loans (single family, multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of November 30, 2011, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2011, the total fair value of these securities was $28,631,133 or 54.6% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2011. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2011.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2011.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2011.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2011, securities valued at $13,143,803 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,224,820	11/14/2011	0.28%	12/14/2011	$955	(1)
5,017,000	9/22/2011	1.36%	12/22/2011	13,267	(2)

$12,241,820				$14,222

*	Interest rate as of November 30, 2011. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:
Federal	Home Loan Mortgage Corporation, 5.50%, 1/1/18, $211,829 par
Federal	Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,093,164 par
Federal	National Mortgage Association, 6.00%, 10/1/16, $87,730 par
Federal	National Mortgage Association, 5.00%, 7/1/18, $697,197 par
Federal	National Mortgage Association, 6.50%, 6/1/29, $70,450 par
Federal	National Mortgage Association, 7.50%, 5/1/30, $19,395 par
Federal	National Mortgage Association, 8.00%, 5/1/30, $7,043 par
Federal	National Mortgage Association, 6.00%, 5/1/31, $123,841 par
Federal	National Mortgage Association, 6.50%, 11/1/31, $78,473 par
Federal	National Mortgage Association, 5.50%, 7/1/33, $976,870 par
Federal	National Mortgage Association, 5.00%, 7/1/39, $536,036 par
Federal	National Mortgage Association, 4.00%, 12/1/40, $1,161,021 par

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

Federal National Mortgage Association, 4.00%, 12/1/40, $890,659 par

Federal National Mortgage Association, 4.00%, 1/1/41, $1,214,436 par

(2)	Merrill Lynch, Pierce, Fenner & Smith Incorporated:

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38, $1,200,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50, $1,985,000 par

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41, $1,875,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of American, N. A., London Branch (“BofA”). On November 30, 2011, securities valued at $14,803,271 were pledged as collateral for the following outstanding borrowings:

Amount	Rate ¶	Accrued Interest
$6,000,000	1.14%	$5,907

¶	Interest rate as of November 30, 2011. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

BRE Properties, Series D, 2,400 shares

Developers Diversified Realty, Series H, 12,060 shares

Developers Diversified Realty, Series I, 1,950 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

Duke Realty, Series M, 26,120 shares

Duke Realty, Series O, 20,300 shares

Equity Residential Properties, Series K, 10,000 shares

Equity Residential Properties, Series N, 28,800 shares

Health Care Properties, Series E, 19,000 shares

Kimco Realty, Series G, 50,700 shares

National Retail Properties, Series C, 25,000 shares

ProLogis, Series L, 35,060 shares

ProLogis, Series M, 5,600 shares

ProLogis, Series R, 26,975 shares

ProLogis, Series S, 3,800 shares

PS Business Parks, Series H, 22,060 shares

PS Business Parks, Series I, 4,240 shares

PS Business Parks, Series M, 12,060 shares

PS Business Parks, Series P, 3,750 shares

PS Business Parks, Series R, 9,500 shares

Public Storage, Series A, 6,000 shares

Public Storage, Series C, 5,000 shares

Public Storage, Series E, 14,200 shares

Public Storage, Series F, 9,300 shares

Public Storage, Series X, 3,000 shares

Public Storage, Series Z, 11,500 shares

Realty Income, Series D, 20,500 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series C, 22,060 shares

Regency Centers, Series E, 24,060 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series E, 4,800 shares

Vornado Realty, Series G, 30,000 shares

Weingarten Realty Investors, Series F, 25,500 shares

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

The fund has entered into a loan agreement with BofA under which BofA has agreed to make a credit facility available up to $7,000,000. Loans made under the loan agreement are secured by the fund’s holdings in REIT preferred stock and bear interest at one-month LIBOR plus 0.90%. The credit facility has an initial term of 180 days and will continue on a revolving basis unless terminated in writing by BofA upon 180 days notice. The fund may borrow and re-borrow under the credit facility without the payment of any penalties.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2011.

▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $65,723,358. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,521,152
Gross unrealized depreciation	(2,964,539)
Net unrealized appreciation	$4,556,613

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$25,026,133	$25,026,133
Corporate Note	—	—	3,605,000	3,605,000
U.S. Government Agency Mortgage-Backed Securities	—	7,740,033	—	7,740,033
Commercial Mortgage-Backed Securities	—	15,550,985	—	15,550,985
Preferred Stocks	17,958,663	—	—	17,958,663
Short-Term Investment	399,157	—	—	399,157

Total Investments	$18,357,820	$23,291,018	$28,631,133	$70,279,971

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Note	Total Fair Value
Balance as of August 31, 2011	$25,673,461	$3,605,000	$29,278,461
Accrued discounts/premiums	818	—	818
Realized gain	710	—	710
Net change in unrealized appreciation or depreciation	(532,432)	—	(532,432)
Sales	(116,424)	—	(116,424)

Balance as of November 30, 2011	$25,026,133	$3,605,000	$28,631,133

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2011	$(532,432)	$—	$(532,432)

During the period ended November 30, 2011, the fund recognized no transfers between valuation levels.

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/S/ JOSEPH M. ULREY III
Joseph M. Ulrey III
President

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOSEPH M. ULREY III
Joseph M. Ulrey III
President

Date:	January 25, 2012

By:	/S/ JILL M. STEVENSON
Jill M. Stevenson
Treasurer

Date:	January 25, 2012